Note 10 - Regulatory Matters - 10Q (Details) - The Bank's Actual and Required Capital Amounts (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible Capital to Tangible Assets, Actual Amount (in Dollars)	$ 70,013		$ 67,434		$ 64,839
Tangible Capital to Tangible Assets, Actual Ratio	13.57%		12.73%		11.22%
Tangible Capital to Tangible Assets, For Capital Adequacy Purposes Amount (in Dollars)	7,739		7,944		8,666
Tangible Capital to Tangible Assets, For Capital Adequacy Purposes Ratio	1.50%		1.50%		1.50%
Tangible Capital to Tangible Assets (in Dollars)	70,013		67,434		64,839
Tangible Capital to Tangible Assets	13.57%		12.73%		11.22%
Core Capital to Adjusted Tangible Assets, Actual Amount (in Dollars)	70,013		67,434		64,839
Core Capital to Adjusted Tangible Assets, Actual Ratio	13.57%		12.73%		11.22%
Core Capital to Adjusted Tangible Assets, For Capital Adequacy Purposes Amount (in Dollars)	20,636		21,185		23,111
Core Capital to Adjusted Tangible Assets, For Capital Adequacy Purposes Ratio	4.00%		4.00%		4.00%
Core Capital to Adjusted Tangible Assets (in Dollars)	70,013		67,434		64,839
Core Capital to Adjusted Tangible Assets	13.57%		12.73%		11.22%
Total Capital to Risk-Weighted Assets, Actual Amount (in Dollars)	74,600		72,131		69,466
Total Capital to Risk-Weighted Assets, Actual Ratio	20.82%		19.77%		19.62%
Total Capital to Risk-Weighted Assets, For Capital Adequacy Purposes Amount (in Dollars)	28,664		29,182		28,319
Total Capital to Risk-Weighted Assets, For Capital Adequacy Purposes Ratio	8.00%		8.00%		8.00%
Total Capital to Risk-Weighted Assets (in Dollars)	74,600		72,131		69,466
Total Capital to Risk-Weighted Assets	20.82%		19.77%		19.62%
Tier I Capital to Risk-Weighted Assets, Actual Amount (in Dollars)	70,013		67,434		64,839
Tier I Capital to Risk-Weighted Assets, Actual Ratio	19.54%		18.49%		18.32%
Tier I Capital to Risk-Weighted Assets (in Dollars)	70,013		67,434		64,839
Tier I Capital to Risk-Weighted Assets	19.54%		18.49%		18.32%
Capital Requirements to be Well Capitalized [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Core Capital to Adjusted Tangible Assets, Actual Amount (in Dollars)	20,636	[1]	21,185	[1]
Core Capital to Adjusted Tangible Assets, Actual Ratio	4.00%	[1]	4.00%	[1]
Core Capital to Adjusted Tangible Assets (in Dollars)	20,636	[1]	21,185	[1]
Core Capital to Adjusted Tangible Assets	4.00%	[1]	4.00%	[1]
Total Capital to Risk-Weighted Assets, Actual Amount (in Dollars)	28,664	[1]	29,182	[1]
Total Capital to Risk-Weighted Assets, Actual Ratio	8.00%	[1]	8.00%	[1]
Total Capital to Risk-Weighted Assets (in Dollars)	28,664	[1]	29,182	[1]
Total Capital to Risk-Weighted Assets	8.00%	[1]	8.00%	[1]
Tier I Capital to Risk-Weighted Assets, Actual Amount (in Dollars)	14,332	[1]	14,591	[1]
Tier I Capital to Risk-Weighted Assets, Actual Ratio	4.00%	[1]	4.00%	[1]
Tier I Capital to Risk-Weighted Assets (in Dollars)	14,332	[1]	14,591	[1]
Tier I Capital to Risk-Weighted Assets	4.00%	[1]	4.00%	[1]
Other Requirements [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Core Capital to Adjusted Tangible Assets, Actual Amount (in Dollars)	41,272	[2]	42,371	[2]
Core Capital to Adjusted Tangible Assets, Actual Ratio	8.00%	[2]	8.00%	[2]
Core Capital to Adjusted Tangible Assets (in Dollars)	41,272	[2]	42,371	[2]
Core Capital to Adjusted Tangible Assets	8.00%	[2]	8.00%	[2]
Total Capital to Risk-Weighted Assets, Actual Amount (in Dollars)	42,996	[2]	43,773	[2]
Total Capital to Risk-Weighted Assets, Actual Ratio	12.00%	[2]	12.00%	[2]
Total Capital to Risk-Weighted Assets (in Dollars)	$ 42,996	[2]	$ 43,773	[2]
Total Capital to Risk-Weighted Assets	12.00%	[2]	12.00%	[2]

[1]	Effective with the termination of the Bank Order effective January 15, 2013, the Bank can be categorized as well-capitalized by achieving the required ratios.
[2]	The Bank Order, effective through January 15, 2013, required the Bank to maintain a Tier 1 (core) capital ratio of at least 8% and a total risk-based capital ratio of at least 12%. After such date, the Bank agreed with the OCC to maintain a minimum Tier 1 (core) capital ratio of at least 8% of adjusted total assets and a total risk-based capital ratio of at least 12% of risk-weighted assets. The required amounts presented reflect these ratios.